Document and Entity Information	Dec. 07, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 07, 2020
Entity File Number	0-49807
Entity Registrant Name	Washington Gas Light Company
Entity Address, Address Line One	1000 Maine Ave., SW
Entity Address, City or Town	Washington
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20024
City Area Code	703
Local Phone Number	750-4440
Entity Incorporation, State or Country Code	VA
Entity Tax Identification Number	53-0162882
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000104819
Amendment Flag	false